Non-controlling interests - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Net loss allocated to NCI	$ 2,854	$ 72,837
Loss attributable to non-controlling interests	3,247	73,029
Carrying value	(6,182)	(3,200)
Deva Gold SA ("Deva")
Disclosure of subsidiaries [line items]
Net loss allocated to NCI	2,854	72,837
Carrying value	(8,397)	(5,543)
Non-Material Subsidiaries
Disclosure of subsidiaries [line items]
Loss attributable to non-controlling interests	393	192
Carrying value	$ 2,215	$ 2,343